3. PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
3. PROPERTY AND EQUIPMENT

3.     Property and Equipment

Property and equipment consist of the following at December 31:

	2011	2010
Lab and office equipment	$465,778	$467,492
Computer software	141,277	141,277
Leasehold improvements	940,103	940,103
	1,547,158	1,548,872
Less: accumulated depreciation and amortization	(686,226)	(467,713)
	$860,932	$1,081,159

The Company recorded depreciation and amortization expense of $219,552 and $220,201 for the years ended December 31, 2011 and 2010, respectively.